C17 Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Amount Recognized in the Consolidated Balance Sheet

Amount recognized in the Consolidated balance sheet

	Sweden	US	UK	Other	Total
2017
Defined benefit obligation (DBO)	41,166	21,005	13,246	12,228	87,645
Fair value of plan assets	21,938	20,402	14,599	8,000	64,939

Deficit/surplus (+/–)	19,228	603	–1,353	4,228	22,706
Plans with net surplus, excluding asset ceiling 1)	—	83	1,685	535	2,303

Provision for post-employment benefits 2)	19,228	686	332	4,763	25,009
2016
Defined benefit obligation (DBO)	38,202	22,710	14,088	12,175	87,175
Fair value of plan assets	20,956	21,545	14,061	7,923	64,485

Deficit/surplus (+/–)	17,246	1,165	27	4,252	22,690
Plans with net surplus, excluding asset ceiling 1)	—	—	481	552	1,033

Provision for post-employment benefits 2)	17,246	1,165	508	4,804	23,723

1)	Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current: see Note C12, “Financial assets.” The asset ceiling decreased during the year by SEK 30 million from SEK 484 million in 2016 to SEK 454 million in 2017.
2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.

Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans

Pension costs for defined contribution plans and defined benefit plans

	Sweden	US	UK	Other	Total
2017
Pension cost for defined contribution plans	1,096	473	173	1,228	2,970
Pension cost for defined benefit plans	1,824	168	38	592	2,622

Total	2,920	641	211	1,820	5,592
Total pension cost expressed as a percentage of wages and salaries					9.5%
2016
Pension cost for defined contribution plans	1,061	687	185	1,287	3,220
Pension cost for defined benefit plans	1,314	167	38	595	2,114

Total	2,375	854	223	1,882	5,334
Total pension cost expressed as a percentage of wages and salaries					8.9%
2015
Pension cost for defined contribution plans	1,136	729	136	1,239	3,240
Pension cost for defined benefit plans	1,806	81	57	609	2,553

Total	2,942	810	193	1,848	5,793
Total pension cost expressed as a percentage of wages and salaries					9.5%

Summary of Change in the Net Defined Benefit Obligation

Change in the net defined benefit obligation

	Present value of obligation 20172)	Fair value of plan assets 2017	Total 2017		Present value of obligation 20162)	Fair value of plan assets 2016	Total 2016
Opening balance	87,175	–64,485	22,690		78,141	–58,178	19,963
Reclassification	—	—	—		104	–104	—
Included in the income statement
Current service cost	1,793	—	1,793		1,853	—	1,853
Past service cost and gains and losses on settlements	296	—	296		–182	—	–182
Interest cost/income (+/–)	2,198	–1,892	306		2,451	–2,176	275
Taxes and administrative expenses	143	45	188		53	49	102
Other	–13	2	–11		–16	2	–14

	4,417	–1,845	2,572	3)	4,159	–2,125	2,034	3)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	—	–2,438	–2,438		—	–4,280	–4,280
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	–396	—	–396		–405	—	–405
Actuarial gains/losses (–/+) arising from changes in financial assumptions	2,110	—	2,110		8,255	—	8,255
Experience-based gains/losses (–/+)	–219	—	–219		–1,550	—	–1,550

	1,495	–2,438	–943		6,300	–4,280	2,020
Other changes
Translation difference	–2,275	2,262	–12		1,002	–834	168
Contributions and payments from:
Employers 1)	–880	–583	–1,463		–902	–562	–1,464
Plan participants	27	–23	4		28	–22	6
Payments from plans:
Benefit payments	–2,173	2,173	—		–1,568	1,568	—
Settlements	–141	—	–141		—	—	—
Business combinations and divestments	—	—	—		–89	52	–37

Closing balance	87,645	–64,939	22,706		87,175	–64,485	22,690

1)	The expected contribution to the plans is SEK 1,364 million during 2018.
2)	The weighted average duration of DBO is 20.1 years.
3)	Excluding the impact of the asset ceiling of SEK 50 million in 2017 and SEK 80 million in 2016.

Summary of Present Value of the Defined Benefit Obligation

Present value of the defined benefit obligation

	Sweden	US	UK	Other	Total
2017
DBO, closing balance	41,166	21,005	13,246	12,228	87,645
Of which partially or fully funded	40,665	20,319	13,246	9,465	83,695
Of which unfunded	501	686	—	2,763	3,950
2016
DBO, closing balance	38,202	22,710	14,088	12,175	87,175
Of which partially or fully funded	37,679	21,956	14,088	9,361	83,084
Of which unfunded	523	754	—	2,814	4,091

Summary of Asset Allocation by Asset Type and Geography

Asset allocation by asset type and geography

	Sweden	US	UK	Other	Total	Of which unquoted
2017
Cash and cash equivalents	3,124	382	834	88	4,428	0%
Equity securities	4,079	795	3,116	2,432	10,422	16%
Debt securities	8,663	17,650	9,331	3,494	39,138	68%
Real estate	4,269	—	244	212	4,725	100%
Investment funds	1,803	1,478	160	208	3,649	66%
Assets held by insurance company	—	—	—	1,200	1,200	100%
Other	—	97	914	366	1,377	41%

Total	21,938	20,402	14,599	8,000	64,939
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—
2016
Cash and cash equivalents	1,819	414	420	373	3,026	14%
Equity securities	3,983	692	2,526	1,669	8,870	19%
Debt securities	8,791	18,286	10,010	3,888	40,975	70%
Real estate	4,093	—	132	198	4,423	100%
Investment funds	2,270	1,505	270	206	4,251	65%
Assets held by insurance company	—	—	—	1,125	1,125	100%
Other	—	648	703	464	1,815	69%

Total	20,956	21,545	14,061	7,923	64,485
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

Summary of Financial and Demographic Actuarial Assumptions

Financial and demographic actuarial assumptions 1)

	2017	2016
Financial assumptions
Discount rate, Sweden	1.6%	1.8%
Discount rate, US	3.7%	4.1%
Discount rate, UK	2.6%	2.7%
Discount rate, weighted average of Total	2.5%	2.8%
Demographic assumptions
Life expectancy after age 65 in years, weighted average	23	23

1)	Weighted average for the Group for disclosure purposes only. Country-specific assumptions were used for each actuarial calculation.

Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits

Total remeasurements in Other comprehensive income (loss) related to post-employment benefits

	2017	2016
Actuarial gains and losses (+/–)	1,210	–1,955
The effect of asset ceiling	27	254
Swedish special payroll taxes1)	–267	–65

Total	970	–1,766

1)	Swedish payroll taxes are included in recognized gain/loss during the year in OCI.

Summary of Sensitivity Analysis of Significant Actuarial Assumptions

Sensitivity analysis of significant actuarial assumptions

SEK billion	2017	2016
Impact on the DBO of an increase in the discount rate
Discount rate, Sweden +0.5%	–4.5	–4.3
Discount rate, US +0.5%	–1.1	–1.3
Discount rate, UK +0.5%	–1.5	–1.7
Discount rate, weighted average of Total +0.5%	–8.1	–8.3
Impact on the DBO of an decrease in the discount rate
Discount rate, Sweden –0.5%	+5.2	+5.0
Discount rate, US –0.5%	+1.2	+1.3
Discount rate, UK –0.5%	+1.8	+1.9
Discount rate, weighted average of Total –0.5%	+9.3	+9.4